Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 80,465	$ 65,842
Less: Deferred financing costs	(1,712)	(1,308)
Total	78,753	64,534
Less - current portion	(17,650)	(8,691)
Long-term portion	$ 61,103	$ 55,843